Share-based payments - Outstanding DSUs Activity (Details) - Deferred Stock Units (DSU)	6 Months Ended
Jun. 30, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1, 2018 (in shares)	4,309,528
Issued (in shares)	69,659
Settlement of RSUs/PSUs (in shares)	112,675
Dividends credited (in shares)	116,172
Settled (in shares)	(181,645)
Outstanding, June 30, 2018 (in shares)	4,426,389
Weighted average fair value at measurement date, other equity instruments granted | $	$ 55